Related-party transactions - Key management remuneration (Details) - ZAR (R)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [abstract]
Short-term employee benefits	R 172,681,000	R 194,057,000	R 138,209,000
Post-employment benefits	10,301,000	10,072,000	9,397,000
Share-based payment	592,064,000	44,047,000	34,578,000
Total	R 775,046,000	248,176,000	182,184,000
Termination benefits		R 29,590,540	R 3,663,146